     As filed with the Securities and Exchange Commission on August 27, 2003

                                              Securities Act File No. 333-______
                                       Investment Company Act File No. 811-21340

--------------------------------------------------------------------------------

                     U.S. Securities And Exchange Commission

                             Washington, D.C. 20549

                               -------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

[x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.
[ ] Post-Effective Amendment No.

                                     and/or

[x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[x] Amendment No. 3

                               -------------------

                     Scudder RREEF Real Estate Fund II, Inc.
               (Exact Name of Registrant as Specified In Charter)

                               -------------------

                            875 North Michigan Avenue
                             Chicago, Illinois 60611
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 888-897-8480

                               Bruce A. Rosenblum
                            Deutsche Asset Management
                                One South Street
                                   BAL01-1806
                            Baltimore, Maryland 21202
                                  410-895-3883

                     (Name and Address of Agent For Service)
                               -------------------

                                 WITH COPIES TO:

  Rose F. DiMartino, Esq.                   Thomas A. Hale, Esq.
 Willkie Farr & Gallagher       Skadden, Arps, Slate, Meagher & Flom (Illinois)
    787 Seventh Avenue                  333 Wacker Drive, Suite 2100
 New York, New York 10019                 Chicago, Illinois 60606

                               -------------------

        Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

        If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        It is proposed that this filing will become effective (check appropriate box)

             [ ] when declared effective pursuant to section 8(c).

             [x] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-105038.

                               -------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                   Proposed Maximum       Proposed Maximum
  Title of Securities         Amount Being        Offering Price Per     Aggregate Offering          Amount of
    Being Registered           Registered                Unit                 Price(1)            Registration Fee
  -------------------         ------------        ------------------     ------------------    ----------------------
Common Stock, $0.01 par      250,000 shares(2)          $15.00              $3,750,000.00             $323.60
value

(1)  Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 5,250,000 shares granted by the Registrant to the Underwriters.

                               -------------------

                                EXPLANATORY NOTE

        This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Securities Act File No. 333-105038) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on August 26, 2003, are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)      Financial Statements:
         Part A -- None
         Part B -- Report of Independent Accountants**

(2)      Exhibits:

         (a)      Articles of Incorporation.*
         (b)      By-Laws.*
         (c)      Not applicable.
         (d)      Form of specimen share certificate.*
         (e)      Dividend Reinvestment and Cash Purchase Plan.**
         (f)      Not applicable.
         (g)      (i) Investment Management Agreement.**
                  (ii) Investment Advisory Agreement.**
         (h)      Underwriting Agreement.**
         (i)      Not applicable.
         (j)      Custodian Agreement.**
         (k)      (i)      Transfer Agency, Registrar and Dividend Disbursing
                           Agency Agreement.**
                  (ii)     Shareholder Servicing Agreement.**
         (l)      (i)      Opinion and Consent of Willkie Farr & Gallagher.**
                  (ii)     Opinion and Consent of Venable, Baetjer and
                           Howard, LLP**
         (m)      Not applicable.
         (n)      Consent of Independent Accountants.**
         (o)      Not applicable.
         (p)      Purchase Agreement.**
         (q)      Not applicable.
         (r)      (i)      Code of Ethics of the Fund.*
                  (ii)     Code of Ethics of the Investment Manager.*
                  (iii)    Code of Ethics of the Investment Advisor.*
         (s)      Power of Attorney.*

--------------------

* Incorporated by reference to Registrant's Registration Statement on Form N-2, filed July 25, 2003.

** Incorporated by reference to Registrant's Registration Statement on Form N-2, filed August 26, 2003.

ITEM 25. MARKETING ARRANGEMENTS

        See Exhibit 2(h).

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

        The approximate expenses in connection with the offering, all of which are being borne by the Registrant, are as follows:

        SEC Registration Fees............................     $ 48,863.60
        American Stock Exchange Listing Fee..............     $  5,000.00
        Printing and Engraving Expenses..................     $350,000.00
        Legal Fees and Expenses..........................     $250,000.00
        Auditing Fees and Expenses.......................     $ 20,000.00
        NASD Fees........................................     $ 30,500.00
        Miscellaneous....................................     $ 32,136.40
                                                              -----------
        Total                                                 $736,000.00
                                                              ===========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

        None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

        TITLE OF CLASS                                           NUMBER OF RECORD HOLDERS
        --------------                                           ------------------------
        Common Stock, par value, $.01 per share................             None

ITEM 29. INDEMNIFICATION

        The Articles of Incorporation of the Registrant provide that, to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. Article 2, Section 405.2 of the Maryland General Corporation Law provides that the Articles of Incorporation of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the corporation or its shareholders for money damages in certain instances.

        Article VIII of the Articles of Incorporation of the Registrant further provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Fund, or is or was serving while a director or officer of the Fund at the request of the Fund as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Fund against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act and the 1940 Act, as such statutes are now or hereinafter in force.

        In addition, the Fund shall also advance expenses to its currently acting and its former directors and officers to the fullest extent that advancement of expenses is permitted by the Maryland General Corporation Law, the Securities Act, and the 1940 Act. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

        The Registrant's Articles of Incorporation also provide that no amendment to the charter of the Registrant shall affect any right of any person based on any event, omission or proceeding prior to the amendment. Reference is also made to the Investment Management Agreement, filed as Exhibit (g)(i) hereto and to the Underwriting Agreement, filed as Exhibit (h) hereto. Insofar as indemnification for liabilities under the 1933 Act may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Fund by the directors or officers in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

        The description of the Manager and Investment Advisor under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

        For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to Form ADV filed with the Commission (Commission File No. 801-27291) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

        For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Investment Adviser, reference is made to Form ADV filed with the Commission (Commission File No. 801-55209) under the Investment Advisers Act of 1940 and incorporated herein by reference thereto.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

        The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Manager, 280 Park Avenue, New York, New York 10017; the Registrant's Investment Advisor, RREEF America, L.L.C., at 875 North Michigan Avenue, Chicago, Illinois 60611; the Registrant's transfer agent, Scudder Investment Services Company, at 911 Main Street, Kansas City, Missouri 64105 and the Registrant's Custodian, State Street Bank and Trust Company at One Heritage Drive, North Quincy, MA 02171.

ITEM 32. MANAGEMENT SERVICES

        Not applicable.

ITEM 33. UNDERTAKINGS

        (1) The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2) Not applicable.

        (3) Not applicable.

        (4) Not applicable.

        (5) The Registrant undertakes that:

        a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

        b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore and State of Maryland, on the 27th day of August, 2003.


                                        SCUDDER RREEF REAL ESTATE FUND II, INC.

                                        By: /s/ Judith A. Hannaway
                                           -------------------------------------
                                           Name:   Judith A. Hannaway
                                           Title:  Vice President

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                  TITLE                           DATE
                ---------                                  -----                           ----
/s/ Richard Burt*                                Director                           August 27, 2003
----------------------------------------
Richard Burt

/s/ S. Leland Dill*                              Director                           August 27, 2003
----------------------------------------
S. Leland Dill

/s/ Martin J. Gruber*                            Director                           August 27, 2003
----------------------------------------
Martin J. Gruber

/s/ Richard T. Hale                              Director, President and Chief      August 27, 2003
----------------------------------------         Executive Officer
Richard T. Hale

/s/ Joseph R. Hardiman*                          Director                           August 27, 2003
----------------------------------------
Joseph R. Hardiman

/s/ Richard J. Herring*                          Director                           August 27, 2003
----------------------------------------
Richard J. Herring

/s/ Graham E. Jones*                             Director                           August 27, 2003
----------------------------------------
Graham E. Jones

/s/ Rebecca W. Rimel*                            Director                           August 27, 2003
----------------------------------------
Rebecca W. Rimel

/s/ Philip Saunders, Jr. *                       Director                           August 27, 2003
----------------------------------------
Philip Saunders, Jr.

/s/ William N. Searcy*                           Director                           August 27, 2003
----------------------------------------
William N. Searcy

/s/ Robert H. Wadsworth*                         Director                           August 27, 2003
----------------------------------------
Robert H. Wadsworth

/s/ Charles A. Rizzo                             Treasurer and Chief Financial      August 27, 2003
----------------------------------------         Officer
Charles A. Rizzo

*       By Bruce A. Rosenblum pursuant to power of attorney filed as
        Exhibit 2(s) of item 24.